Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
11.	SEGMENT REPORTING

The Company is managed at the consolidated level and therefore operates and reports as a single segment. The Company’s Chief Executive Officer is its Chief Operating Decision Maker (“CODM”). The Company’s CODM assesses significant segment expenses in comparison to forecasts and historical results to make decisions on capital allocation strategies. The measure of segment assets is reported on the balance sheets as total assets. All material long-lived assets are located in the United States.

The following table illustrates significant segment expenses that are regularly provided to the CODM for the years ended December 31, 2025 and 2024:

	Years Ended December 31,
	2025	2024
General and administrative expenses	37,061,557	6,888,041
Payroll and compensation	1,435,000	1,270,000
Research and development	1,215,098	875,975
Total operating expenses	39,711,655	9,034,016